Goldman Sachs Global Infrastructure Fund Expense Example - Class P Shares [Member] - Goldman Sachs Global Infrastructure Fund - Class P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,475